Segment Information - Reconciliation of Segment Adjusted EBITDA to Income Before Provision for Income Taxes and Equity Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																6 Months Ended					9 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales		$ 396,173	$ 393,977	[1]	$ 416,979	[1]	$ 443,391	[1]	$ 373,477	[1]	$ 439,500	[1]	$ 473,251	[1]	$ 492,915	[1]	$ 906,440		$ 860,370					$ 1,650,520		$ 1,779,143		$ 1,658,729
Total segment adjusted EBITDA																	74,371		71,370					131,273		136,876		105,773
Corporate and Eliminations																	(14,327)		(9,429)					(20,562)		(19,518)		(15,714)
Loss on extinguishment of debt					(19,612)														(19,612)					(19,612)
Depreciation and amortization																	(3,981)		(3,205)					(6,934)		(4,759)		(2,971)
Interest expense									(9,618)		(9,954)		(10,988)		(9,450)		(19,834)		(19,958)		(20,438)		(30,392)	(39,727)		(40,010)		(25,076)
Equity method investment income																	(498)	[2]	(113)	[2]				(271)	[3]	(164)	[3]	(806)	[3]
Net income attributable to noncontrolling interest																	159		168					374		156		512
Lower of cost or market adjustment to inventory	(318)																(318)							(302)
(Loss) gain on derivative contracts																	(62)		1,204					1,588		(1,095)		(11,984)
Share-based compensation expense																	(181)
Compensation expense-profits interest awards					(19,517)												(29,271)		(19,517)					(19,517)		(885)		(3,452)
(Loss) income before provision for (benefit from) income taxes and equity income		12,532	17,645	[1]	(21,063)	[1],[4]	21,971	[1]	35,848	[1]	10,779	[1]	17,498	[1]	21,712	[1]	6,058		908		39,210	18,553	49,989	31,085		85,837		67,291
LIFO liquidation gain		4,775							15,236															4,775		15,236		21,009
Olin Brass [Member]
Segment Reporting Information [Line Items]
Net sales																	403,065		332,090					676,563		718,244		710,271
Total segment adjusted EBITDA																	27,683		23,751					45,115		45,320		23,291
Depreciation and amortization																								(3,849)		(2,622)		(1,624)
LIFO liquidation gain																								175		8,401		23,253
Chase [Member]
Segment Reporting Information [Line Items]
Net sales																	339,179		354,609					647,711		704,968		611,870
Total segment adjusted EBITDA																	37,835		37,191					66,641		73,658		61,158
Depreciation and amortization																								(2,521)		(1,921)		(1,200)
LIFO liquidation gain																								1,623				75
Oster [Member]
Segment Reporting Information [Line Items]
Net sales																	164,196		173,671					326,246		355,931		336,588
Total segment adjusted EBITDA																	8,853		10,428					19,517		17,898		21,324
Depreciation and amortization																								(247)		(196)		(147)
LIFO liquidation gain																								4,478		7,050		(48)
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales																	28,663		25,431					46,759		49,223		59,612
Intersegment Eliminations [Member] | Olin Brass [Member]
Segment Reporting Information [Line Items]
Net sales																	28,548		25,107					46,287		48,312		57,919
Intersegment Eliminations [Member] | Chase [Member]
Segment Reporting Information [Line Items]
Net sales																	7		302					305		626		765
Intersegment Eliminations [Member] | Oster [Member]
Segment Reporting Information [Line Items]
Net sales																	$ 108		$ 22					$ 167		$ 285		$ 928

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".
[2]	Excludes accretion income of $362 in each of the six months ended June 30, 2013 and 2012. Equity method investment income is exclusive to Olin Brass.
[3]	Excludes accretion income of $724 in each of the years ended December 31, 2012, 2011 and 2010. Equity method investment income is exclusive to Olin Brass.
[4]	Includes $19,612 loss on debt extinguishment and $19,517 profits interest compensation expense.